Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	IEG Holdings Corp
Entity Central Index Key	0001627811
Document Type	S-4/A
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Filer Category	Accelerated Filer